Employee Benefit Expenses (Tables)	12 Months Ended
Mar. 31, 2025
Employee Benefit Expenses [Abstract]
Schedule of Employee Benefit Expenses
	March 31, 2023	March 31, 2024	March 31, 2025
	USD’000	USD’000	USD’000

Salary, wages and bonus	1,675	1,991	2,996
Allowance	385	173	241
Severance	164	100	105
Others	23	31	31
	2,247	2,295	3,373